Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Employees Benefit Plans [Abstract]
Employee Benefit Plans
NOTE 20.
EMPLOYEE BENEFIT PLANS
The Corporation
has a defined contribution pension plan covering a significant number of its employees. Under this plan, the Corporation matched individual contributions up to

3% (2020 – 2%) of the employee’s eligible compensation. Total expense under the defined contribution plan in 202
1
 was $6 million (2020 – $6 million).